Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Measurements
Fair Value Measurements

Note 5: Fair Value Measurements

The following is a description of the valuation methodology and significant inputs used for each asset and liability measured at fair value on a recurring or nonrecurring basis, as well as the classification of the asset or liability within the fair value hierarchy.

The Company’s SAFE Notes are recorded at fair value on the condensed consolidated balance sheets. The fair value of the Company’s SAFE Notes is based on significant inputs not observable in the market which cause the instrument to be classified as a Level 3 measurement with the fair value hierarchy. The valuation uses weighted average probabilities estimated by management considering pay-offs under various scenarios as follows: (i) an equity financing where the SAFE Notes will convert into certain preferred stock; (ii) a liquidity event (change of control, and initial public offering) where the SAFE noteholders will have an option to receive either a cash payment equal to the invested amount under such SAFE Note, or a number of shares of preferred stock equal to the invested amount divided by the liquidity price; and (iii) dissolution event where the SAFE noteholders will be entitled to receive a portion of the related proceeds equal to the purchase amount. Management estimated that equity financing or liquidity events were the predominant settlement scenarios at each period end. The Company determined the fair value of the SAFE Notes under the Monte Carlo simulation method which was used to estimate the future market value of invested capital (“MVIC”) of the Company at an equity financing event and the expected payment to the SAFE noteholders at each simulated MVIC value. The Company believes these assumptions would be made by a market participant in estimating the valuation of the SAFE Notes. The Company assesses these assumptions and estimates on an on-going basis as additional data impacting the assumptions and estimates are obtained. Changes in the fair value of the SAFE Notes are recognized on the condensed consolidated statements of operations.

The key assumptions used in the Monte Carlo simulation are presented in the table below:

December 31,
2024
Asset volatility(1)	85 - 95%
Risk-free rate(2)	4.08 - 4.23%
Expected term(3)	12 - 48 months
(1)	Volatility was based on implied and historical volatility of the share price of peer companies.
(2)	Risk-free rate based on the U.S. Treasury yield in effect at the time of SAFE Notes consistent with the expected term.
(3)	The simulation considered 1–2 year term for equity event and 3.5 and 4-year term for liquidity event.

The following table presents a reconciliation of the liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of September 30, 2025 and December 31, 2024:

	September 30,	December 31,
	2025	2024
Beginning balance	$15,224,665	$2,047,000
SAFE Notes issued during the period	2,863,956	8,190,000
Change in fair value during the period	35,239,799	4,987,665
Conversion of SAFE Notes to common stock	(53,327,303)	—
Ending balance	$—	$15,224,665

Note 5: Fair Value Measurements

The following is a description of the valuation methodology and significant inputs used for each asset and liability measured at fair value on a recurring or nonrecurring basis, as well as the classification of the asset or liability within the fair value hierarchy.

The Company’s SAFE Notes are recorded at fair value on the balance sheets. The fair value of the Company’s SAFE Notes is based on significant inputs not observable in the market which cause the instrument to be classified as a Level 3 measurement with the fair value hierarchy. The valuation uses weighted average probabilities estimated by management considering pay-offs under various scenarios as follows: (i) an equity financing where the SAFE Notes will convert into certain preferred stock; (ii) a liquidity event (change of control, and initial public offering) where the SAFE noteholders will have an option to receive either a cash payment equal to the invested amount under such SAFE Note, or a number of shares of preferred stock equal to the invested amount divided by the liquidity price; and (iii) dissolution event where the SAFE noteholders will be entitled to receive a portion of the related proceeds equal to the purchase amount. Management estimated that equity financing or liquidity events were the predominant settlement scenarios at each year end. The Company determined the fair value of the SAFE Notes under the Monte Carlo simulation method which was used to estimate the future market value of invested capital (“MVIC”) of the Company at an equity financing event and the expected payment to the SAFE noteholders at each simulated MVIC value. The Company believes these assumptions would be made by a market participant in estimating the valuation of the SAFE Notes. The Company assesses these assumptions and estimates on an on-going basis as additional data impacting the assumptions and estimates are obtained. Changes in the fair value of the SAFE Notes are recognized on the statements of operations.

The key assumptions used in the Monte Carlo simulation are presented in the table below:

December 31,	2024	2023
Asset volatility(1)	85 - 95%	80 - 85%
Risk-free rate(2)	4.08 - 4.23%	3.77 - 4.14%
Expected term(3)	12 - 48 months	24 - 60 months
(1)	Volatility was based on implied and historical volatility of the share price of peer companies.
(2)	Risk-free rate based on the U.S. Treasury yield in effect at the time of SAFE Notes consistent with the expected term.
(3)	The simulation considered 1 – 2-year term for equity event and 4 and 5-year term for liquidity event.

The following table presents a reconciliation of the liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for years ended December 31, 2024 and 2023:

	Years Ended December 31,
	2024	2023
Beginning balance	$2,047,000	$—
SAFE Notes issued during the year	8,190,000	1,500,000
Change in fair value during the year	4,987,665	547,000
Ending balance	$15,224,665	$2,047,000

As of December 31, 2024 and 2023, the estimated fair value of the SAFE Notes totaled $15,224,665 and $2,047,000, respectively. The change in fair value during the years ended, as reflected in the above table, is included in the statements of operations.